Financial instruments and fair values - Schedule of Fair Value Measurement (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 1,753.2	$ 1,631.9
Financial liabilities	1,125.4	1,075.3
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	2.8	2.6
Carrying value | Earn-Out included in accounts payable and accrued liabilities (note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	9.0
Carrying value | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	410.6	412.0
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.3	0.0
Carrying value | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	37.4	39.0
Carrying value | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.5	1.5
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	4.4	24.2
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.2	0.0
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	2.8	2.6
Fair value | Earn-Out included in accounts payable and accrued liabilities (note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	9.0
Fair value | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	417.6	413.1
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.3	0.0
Fair value | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	37.4	39.0
Fair value | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.5	1.5
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	4.4	24.2
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.2	0.0
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Earn-Out included in accounts payable and accrued liabilities (note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	2.8	2.6
Level 2 | Earn-Out included in accounts payable and accrued liabilities (note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	410.6	412.0
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.3	0.0
Level 2 | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	4.4	24.2
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.2	0.0
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Earn-Out included in accounts payable and accrued liabilities (note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	9.0
Level 3 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	37.4	39.0
Level 3 | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.5	1.5
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0.0	$ 0.0